Share equity incentive plans - Schedule Of Options Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of Options
Outstanding at the beginning of the year (in shares)	5,144,220	7,351,711
Granted (in shares)	0	0	0
Exercised (in shares)	(1,913,170)	(2,167,781)
Forfeited (in shares)	(7,438)	(39,710)
Outstanding at the end of the year (in shares)	3,223,612	5,144,220	7,351,711
Exercisable at the end of the year, number of options (in shares)	3,223,612	5,088,188
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share)	$ 2.21	$ 2.21
Granted (in dollars per share)	0	0
Exercised (in dollars per share)	2.39	2.14
Forfeited (in dollars per share)	5.80	5.41
Outstanding at the end of the year (in dollars per share)	2.09	2.21	$ 2.21
Exercisable at the end of the year, weighted average remaining contractual term (in dollars per share)	$ 2.09	$ 2.19
Weighted Average Remaining Contractual Term (in years)
Options outstanding, weighted average remaining contractual life (years)	3 years 3 months 10 days	3 years 6 months	4 years 14 days
Options exercisable, weighted-average remaining contractual life (years)	3 years 3 months 10 days	3 years 5 months 19 days